Lease Liabilities - Schedule of Amounts Recognized in Profit or Loss (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Schedule of Amounts Recognized in Profit or Loss [Abstract]
Depreciation of right-of-use assets	$ 3,036,368	$ 390,113	$ 3,387,537	$ 3,418,265
Interest expense on lease liabilities (Note 18)	268,999	34,562	211,258	370,848
Amounts recognized in profit or loss	$ 3,305,367	$ 424,675	$ 3,598,795	$ 3,789,113